Share based compensation expenses - Share options issued by Jimu Parent to employees of the Company (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended	12 Months Ended
	Jul. 31, 2018 shares	May 31, 2018 shares	Dec. 31, 2018	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) shares
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥				¥ 3,712		¥ 22,434		¥ 36,496
Options Outstanding
Granted (in shares)	740,000	16,042,500
Average Intrinsic Value
Exercised | ¥				0
Service-based share options
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥				¥ 3,383		¥ 21,125		26,775
Options Outstanding
Granted (in shares)				4,500,000
Exercise of Share-based options (in share)				(2,084,418)
Forfeited (in shares)				(3,131,272)
Outstanding at end of the year (in shares)				4,862,069		5,577,759
Vested and expected to vest at end of the year (in shares)					4,862,069				4,862,069
Exercisable at end of the year (in shares)					3,657,290				3,657,290
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares					$ 0.2876
Exercised (in dollars per share) | $ / shares					0.0568
Forfeited (in dollars per share) | $ / shares					0.2356
Outstanding at end of the year (in dollars per share) | $ / shares					0.2566		$ 0.1452
Vested and expected to vest at end of the year (in dollars per share) | $ / shares					0.2566
Exercisable at end of the year (in dollars per share) | $ / shares					$ 0.3319
Weighted Average Remaining Contractual Life
Outstanding (in years)				8 years 5 months 26 days		8 years 2 months 4 days
Exercisable (in years)				8 years 8 months 4 days
Vested and expected to vest (in years)				8 years 5 months 26 days
Average Intrinsic Value
Exercised | ¥				¥ 2,365		¥ 46,558		¥ 0
Outstanding at ending of the year | ¥				¥ 1,138		¥ 7,342
Vested and expected to vest at end of the year | $					$ 10,570
Exercisable at end of the year | ¥									¥ 5,122
Jimu Parent
Options Outstanding
Granted (in shares)				24,287,218
Exercise of Share-based options (in share)				(652,967)
Forfeited (in shares)				(69,623)
Outstanding at end of the year (in shares)				89,053		811,643
Vested and expected to vest at end of the year (in shares)					85,348				85,348
Weighted Average Exercise Price
Exercised (in dollars per share) | $ / shares					$ 0.99
Forfeited (in dollars per share) | $ / shares					1.00
Outstanding at end of the year (in dollars per share) | $ / shares					1.00		$ 0.99
Vested and expected to vest at end of the year (in dollars per share) | $ / shares					$ 1.00
Weighted Average Remaining Contractual Life
Outstanding (in years)						5 years 10 months 17 days
Vested and expected to vest (in years)				4 years 11 months 1 day
Average Intrinsic Value
Exercised | ¥				¥ 0
Outstanding at ending of the year | ¥				¥ 0		¥ 0
Vested and expected to vest at end of the year | ¥									¥ 0
Jimu Parent | Service-based share options
Share based compensation expenses
Vesting period of options				4 years
Options expiration period			10 years